INVESTMENT MANAGERS SERIES TRUST II
235 West Galena Street
Milwaukee, Wisconsin 53212

May 15, 2024

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust II (the “Registrant”) (File Nos. 333-191476 and 811-22894) on behalf of the Tradr 2X Long Innovation ETF, Tradr TSLA Bear Daily ETF, Tradr 1.25X NVDA Bear Daily ETF and Tradr Short Innovation Daily ETF (the “Funds”)

Dear Sir or Madam:

On behalf of the Registrant, the Registrant is filing Post-Effective Amendment No. 409 to its Registration Statement on Form N-1A pursuant to Rule 485(a)(1) for the purposes of disclosing changes to the Funds’ principal investment objectives and strategies and making other non-material changes to the Fund’s Prospectus and Statement of Additional Information.

Please direct your comments regarding this Post-Effective Amendment to the undersigned at (626) 385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/ Diane J. Drake
Diane J. Drake
Secretary